Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Loans And Their Related Allowance For Loan Losses, By Portfolio Segment ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	$ 14,758	$ 16,348	$ 14,364
Total Loans	587,036	592,592
Other Commitment	87	79
SBA held to maturity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1,159	1,694
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	2,219	2,394
Loans and Leases Receivable, Allowance	3,378	4,088	4,198
Financing Receivable, Individually Evaluated for Impairment	3,712	6,316
Financing Receivable, Collectively Evaluated for Impairment	54,881	57,859
Total Loans	58,593	64,175
SBA 504 loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	217	1
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,095	1,422
Loans and Leases Receivable, Allowance	1,312	1,423	1,551
Financing Receivable, Individually Evaluated for Impairment	6,852	6,458
Financing Receivable, Collectively Evaluated for Impairment	34,586	48,650
Total Loans	41,438	55,108
Total Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	625	2,754
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,466	5,375
Loans and Leases Receivable, Allowance	7,091	8,129	6,011
Financing Receivable, Individually Evaluated for Impairment	12,802	20,186
Financing Receivable, Collectively Evaluated for Impairment	288,762	262,918
Total Loans	301,564	283,104
Total residential mortgage loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	1,769	1,703
Loans and Leases Receivable, Allowance	1,769	1,703	1,679
Financing Receivable, Collectively Evaluated for Impairment	132,094	134,090
Total Loans	132,094	134,090
Total consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	524	536
Loans and Leases Receivable, Allowance	524	536	586
Financing Receivable, Collectively Evaluated for Impairment	46,410	48,447
Total Loans	46,410	48,447
Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	684	469
Loans and Leases Receivable, Allowance	684	469	339
Loans Held for Investment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	2,001	4,449
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	12,757	11,899
Loans and Leases Receivable, Allowance	14,758	16,348
Financing Receivable, Individually Evaluated for Impairment	23,366	32,960
Financing Receivable, Collectively Evaluated for Impairment	556,733	551,964
Total Loans	$ 580,099	$ 584,924